Income Taxes (Details) - Schedule of non-capital loss carry-forwards - DeepGreen Metals Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Canada [Member]
Income Taxes (Details) - Schedule of non-capital loss carry-forwards [Line Items]
Loss carry-forwards	$ 20,703,827	$ 15,725,792
United States [Member]
Income Taxes (Details) - Schedule of non-capital loss carry-forwards [Line Items]
Loss carry-forwards	2,780	2,780
Singapore [Member]
Income Taxes (Details) - Schedule of non-capital loss carry-forwards [Line Items]
Loss carry-forwards	10,214,470	5,353,060
Tonga [Member]
Income Taxes (Details) - Schedule of non-capital loss carry-forwards [Line Items]
Loss carry-forwards	$ 14,391,864